Related Party Transactions (Tables)	6 Months Ended
Mar. 31, 2025
Related Party Transaction [Line Items]
Schedule of Due from Related Parties

Due from related parties consists of the following:

Name	Related party relationship	March 31, 2025	September 30, 2024
Huaniaoyuan Catering Management (Changzhou) Co. Ltd.	An entity controlled by the CEO	$128,042	$101,906
Mr. Erqi Wang (1)	CEO and controlling shareholder of the Company	9,508	-
Total due from related parties		$137,550	$101,906

(1)	The Company has advanced cash to the Company’s CEO, Mr. Erqi Wang, for business purpose. Such advances are non-interest bearing and due upon demand. The amount of due from a related party as of March 31, 2025 has been subsequently collected as the date of this report.

Schedule of Due to Related Parties

Due to related parties consists of the following:

Name	Related party relationship	March 31, 2025	September 30, 2024
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	$253,327	$257,359
Shanghai Situma Intelligent Technology Co., Ltd.	Minority shareholder of Zhongjin Kangma	21,119	21,854
Changzhou Zhongjian Kanglu Information Technology Co., Ltd	An entity controlled by the CEO	661	684
Huaniaoyuan Environmental Engineering (Changzhou) Co., Ltd.	An entity controlled by the CEO	634	656
Total due to related parties		$275,741	$280,553

Schedule of Revenue from Related Parties

Revenue from related parties consists of the following:

		For the Six Months Ended March 31,
Name	Related party relationship	2025	2024
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	$115,980	$227,339
Jin Med Medical (Korea) Co., Ltd.	An entity controlled by the CEO	87,066	-
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd.	An entity controlled by the CEO	-	409,377
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd.	An entity controlled by the CEO	-	539,662
Total revenue from related parties		$203,046	$1,176,378

Related Party [Member]
Related Party Transaction [Line Items]
Schedule of Accounts Receivable - Related Parties

Accounts receivable - related parties consists of the following:

Name	Related party relationship	March 31, 2025	September 30, 2024
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd.	An entity controlled by the CEO	$1,179,981	$1,492,024
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd.	An entity controlled by the CEO	192,121	911,987
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	12,158	141,007
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd.	An entity controlled by the CEO	1,295	1,340
Subtotal		1,385,555	2,546,358
Less: allowance for credit losses		-	-
Total accounts receivable, net - related parties		$1,385,555	$2,546,358

Schedule of Deferred Revenue

Deferred revenue – related parties consist of the following:

Name	Related party relationship	March 31, 2025	September 30, 2024
Jin Med Medical (Korea) Co., Ltd.	An entity controlled by the CEO	$109,784	$121,269
Jinmed International Co., Ltd.	An entity controlled by the CEO	4,246	4,394
Total deferred revenue – related parties		$114,030	$125,663